SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 4,820	$ 3,006
Prepaid expenses	11,391	7,877
Deferred charges	7,353	10,040
Advance payments to suppliers	7,945	10,542
Other	3,074	5,941
Total other current assets	$ 34,583	$ 37,406